SCHEDULE OF BASIC AND DILUTED EARNINGS LOSS PER ORDINARY SHARE (Details) - USD ($)			3 Months Ended		6 Months Ended					12 Months Ended
	Jan. 05, 2026	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net income (loss)		$ (25,128)	$ 93,409	$ 462,457	$ 555,866			$ 316,509
CADV Ventures S.A [Member]
Net income (loss)										$ 110,132	$ (502,769)
Weighted average number of Ordinary Shares outstanding-Basic										3,892,467	3,200,050
Weighted average number of Ordinary Shares outstanding-Diluted										3,892,467	3,200,050
Net (loss) income per Ordinary Share-Basic										$ 0.03	$ (0.16)
Net (loss) income per Ordinary Share-Diluted										$ 0.03	$ (0.16)
Kukugan Invest [Member]
Net income (loss)	$ (333)						$ (105,668)		$ 190,747
Weighted average number of Ordinary Shares outstanding-Basic	22,640,989					100,000			3,200,050
Weighted average number of Ordinary Shares outstanding-Diluted	22,640,989					100,000			3,200,050
Net (loss) income per Ordinary Share-Basic	$ (0.00)					$ (1.06)			$ 0.06
Net (loss) income per Ordinary Share-Diluted	$ (0.00)					$ (1.06)			$ 0.06
Kukugan Invest [Member] | Successor [Member]
Net income (loss)						$ (105,668)
Weighted average number of Ordinary Shares outstanding-Basic						100,000
Weighted average number of Ordinary Shares outstanding-Diluted						100,000
Net (loss) income per Ordinary Share-Basic						$ (1.06)
Net (loss) income per Ordinary Share-Diluted						$ (1.06)
Kukugan Invest [Member] | Predecessor [Member]
Net income (loss)	$ (333)								$ 190,747
Weighted average number of Ordinary Shares outstanding-Basic	22,640,989								3,200,050
Weighted average number of Ordinary Shares outstanding-Diluted	22,640,989								3,200,050
Net (loss) income per Ordinary Share-Basic	$ (0.00)								$ 0.05
Net (loss) income per Ordinary Share-Diluted	$ (0.00)								$ 0.05